INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Interests in Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Operating (expenses) income	$ 1,459	$ 621	$ 490
Taxation	(625)	(250)	(212)
Profit (loss) for the year	971	(7)	150
Total comprehensive profit (loss) for the year, net of tax	1,095	7	9
Immaterial associates
Disclosure of associates [line items]
Revenue	29	20	19
Operating (expenses) income	(6)	3	(4)
Taxation	0	0	(1)
Profit (loss) for the year	23	23	14
Total comprehensive profit (loss) for the year, net of tax	$ 23	$ 23	$ 14